CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended			99 Months Ended	105 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,696)		$ (1,375)	$ (4,268)	$ (2,119)	$ (675)	$ (16,889)	$ (19,585)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	57		293	514	140	0	1,528	1,585
Depreciation	0	[1]	0	2	0	0	11	11
Changes in values of deferred shares and liability related to stock options and warrants	737		(58)	(418)	(120)	(95)	278	1,015
Decrease (increase) in accounts receivable and prepaid expenses	(47)		10	7	4	(14)	(14)	(61)
Increase (decrease) in trade payables	388		(127)	627	612	237	2,006	2,414
Increase (decrease) in other accounts payable	(80)		254	394	475	181	1,324	1,224
Interest expenses and warrant liability issuance costs	242		228	1,008	0	0	1,008	1,250
Net cash used in operating activities	(1,399)		(775)	(2,134)	(1,008)	(366)	(10,748)	(12,147)
Cash flows from investing activities:
Purchase of property and equipment	0		0	0	0	0	(9)	(9)
Net cash used in investing activities	0		0	0	0	0	(9)	(9)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	1,396		418	2,224	930	312	10,718	12,114
Proceeds from issuance of convertible notes and warrants, net	0		890	890	0	0	890	890
Repayment of convertible notes	(1,100)		0	0				(1,100)
Receipts on account of shares	0		0	118	75	60	253	253
Net cash provided by financing activities	296		1,308	3,232	1,005	372	11,861	12,157
Increase (decrease) in cash and cash equivalents	(1,103)		533	1,098	(3)	6	1,104	1
Cash and cash equivalents at the beginning of the period	1,104		6	6	9	3	0	0
Cash and cash equivalents at the end of the period	1		539	1,104	6	9	1,104	1
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares	0		128	128	420	0	548	548
Director fee waiver	0		0	0	73	0	73	73
Classification of warrants from liability to equity as a result of modification	0		35	35			35	35
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	0		0	141			141	141
Purchase of property and equipment	0		0	4	0	0	4	4
Conversion of trade payables into warrants	$ 0		$ 309	$ 309			$ 309	$ 309

[1]	Represents an amount lower than $ 1.